Segment Information, Revenues by Product and Service (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Sale of commodities									$ 5,465.4	$ 7,595.2	$ 5,728.0
Fees from midstream services									1,193.2	1,021.3	586.7
Total revenues	$ 1,647.4	$ 1,632.1	$ 1,699.4	$ 1,679.7	$ 2,032.9	$ 2,288.3	$ 2,000.6	$ 2,294.7	6,658.6	8,616.5	6,314.7
Natural Gas Sales [Member]
Revenue from External Customer [Line Items]
Sale of commodities									1,594.5	1,414.1	1,225.0
NGL Sales [Member]
Revenue from External Customer [Line Items]
Sale of commodities									3,558.7	5,960.1	4,224.0
Condensate Sales [Member]
Revenue from External Customer [Line Items]
Sale of commodities									142.4	134.3	121.8
Petroleum Products [Member]
Revenue from External Customer [Line Items]
Sale of commodities									101.6	96.3	136.0
Derivative Activities [Member]
Revenue from External Customer [Line Items]
Sale of commodities									68.2	(9.6)	21.2
Fractionating and Treating Fees [Member]
Revenue from External Customer [Line Items]
Fees from midstream services									209.0	208.9	133.9
Storage, Terminaling, Transportation and Export Fees [Member]
Revenue from External Customer [Line Items]
Fees from midstream services									506.2	548.1	280.3
Gathering and Processing Fees [Member]
Revenue from External Customer [Line Items]
Fees from midstream services									393.7	196.9	114.1
Other [Member]
Revenue from External Customer [Line Items]
Fees from midstream services									$ 84.3	$ 67.4	$ 58.4